Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Energy Transformation) (Detail) - Energy Transformation (formerly part of Pemex Industrial Transformation) - Gas
12 Months Ended
Dec. 31, 2025 millionsPerDay $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,555
Rate of U.S.$ | $ / $	17.9667
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	10.72%